Leases - Maturities of lease liabilities (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Operating lease commitment
2025	$ 1,085
2026	250
Total lease payments	1,335
Less: imputed interest	26
Total	$ 1,309